13. Derivative Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Feb. 28, 2021
Details
Derivative financial liabilities			$ 442,589
Gains on change in fair value of derivatives	$ 153,155	$ 32,676
Allocated to Share Capital	$ 256,758